NON-INTEREST INCOME - OTHER (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Noninterest Income, Other [Abstract]
Investment and insurance commissions	$ 3,510	$ 3,268	$ 3,456
ATM fees	1,576	1,650	1,683
Bank owned life insurance	1,187	834	474
Other	6,252	6,465	6,866
Total other non-interest income	$ 12,525	$ 12,217	$ 12,479